Share capital	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Share capital [Text Block]

15. Share capital

(a) Authorized:

Unlimited common shares without par value or restrictions.

(b) Issued and outstanding common shares

	Number of shares	Amount
	$	$
Balance, January 1, 2023	224,943,453	579,591
Issued pursuant to exercise of stock options (note 16(a))	29,333	28
Balance, December 31, 2023	224,972,786	579,619
Issued on closing of Acquisition (note 6), net of issuance costs	28,500,000	32,449
Issued pursuant to exercise of stock options (note 16(a))	3,605,160	4,135
Balance, December 31, 2024	257,077,946	616,203

(c) Base shelf prospectus

On December 21, 2022, the Company filed a final short form base shelf prospectus (the "Prospectus") under which the Company may sell from time‐to‐time common shares, warrants, subscription receipts, units, debt securities and/or share purchase contracts of the Company, up to an aggregate of $300 million. The Prospectus had a term of 25‐months from the filing date. As of December 31, 2024, no securities were issued under the Prospectus. Subsequent to December 31, 2024, the Prospectus expired with no securities being issued during its term.